Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of short and long-term investments [Table Text Block]

	Short-term	Long-term	December 31, 2025

Bonds
Brazilian sovereign bonds	71,399	—	71,399
Structured notes linked to Brazilian sovereign bonds	326,168	—	326,168
Time deposits	720,119	—	720,119
Equity securities (a)	—	24,586	24,586
Investment funds (b)	1,450	—	1,450
	1,119,136	24,586	1,143,722

	Short-term	Long-term	December 31, 2024

Bonds
Brazilian sovereign bonds	46,426	—	46,426
Structured notes linked to Brazilian sovereign bonds	418,120	—	418,120
Time deposits	51,711	—	51,711
Equity securities (a)	—	32,629	32,629
Investment funds (b)	1,617	—	1,617
	517,874	32,629	550,503

(a)Comprised of common shares of unlisted entities that are not traded in an active market. As of December 31, 2025, all assets are recognized at FVPL, while on December 31, 2024, some assets were recognized at FVOCI. The fair value of unlisted equity instruments was determined based on negotiations of the securities. The change in the fair value of equity securities at FVPL was a gain of R$ 8,043 on December 31, 2025 (2024 - gain of R$ 4,131), which was recognized in the statement of profit or loss. The change in fair value of equity securities at FVOCI was R$ nil on December 31, 2025 (2024 - gain of R$ 1,623), which was recognized in the statement of other comprehensive income (loss).

On June 03, 2024, the Group sold its remaining stake in Cloudwalk INC for payment of R$57,540. The gain on the sale of R$35,647 was recognized in other comprehensive income.
(b)Comprised of foreign investment fund shares.

Schedule of composition of accounts receivable from card issuers
Accounts receivable are amounts due from card issuers and acquirers for the transactions of clients with card holders, performed in the ordinary course of business.

	December 31, 2025	December 31, 2024

Accounts receivable from card issuers (a)	41,175,415	28,833,909
Accounts receivable from other acquirers (b)	323,461	575,044
Allowance for expected credit losses	(76,912)	(60,888)
	41,421,964	29,348,065

Current	41,275,188	29,231,820
Non-current	146,776	116,245

(a)Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.
Schedule of allowance for expected credit losses of accounts receivable from card issuers	Allowance for expected credit losses of accounts receivable from card issuers

	2025	2024

At January 1	60,888	55,619
Addition	74,159	60,830
Reversal	(58,135)	(55,561)
At December 31	76,912	60,888

Schedule of composition of trade accounts receivable

	December 31, 2025	December 31, 2024

Chargeback	156,718	93,829
Accounts receivable from equipment rental	134,252	111,535
Accounts receivable from subscription services	65,968	248,322
Services rendered	22,914	46,991
Receivables from registry operation	10,815	13,643
Cash in transit	310	12,620
Others	24,295	20,423
Allowance for expected credit losses	(170,897)	(131,260)
	244,375	416,103

Current	222,501	390,575
Non-current	21,874	25,528
6.5.2. Allowance for expected credit losses of trade accounts receivable

	2025	2024

At January 1	131,260	117,553
Addition	117,530	89,882
Reversal	(14,372)	(34,151)
Write-off	(50,782)	(42,024)
Transfer to assets held for sale	(12,739)	—
At December 31	170,897	131,260

Schedule of credit portfolio [Table Text Block]
Portfolio balances by product and maturity:

	December 31, 2025	December 31, 2024

Merchant portfolio	2,540,670	1,093,475
Credit card	295,604	114,156
Credit portfolio, gross	2,836,274	1,207,631

Allowance for expected credit losses	(389,682)	(144,512)
Fair value adjustment - portfolio hedge (a)	224	—
	(389,458)	(144,512)

Credit portfolio, net	2,446,816	1,063,119

Current	2,008,436	891,718
Non-current	438,380	171,401

(a)The Group holds a portfolio of fixed-rate credit operations exposed to market risk from fluctuations in the Brazilian interest rates. To mitigate this risk, fixed-for-floating interest rate swaps were entered into to protect the fair value of the portfolio against rates variations. These swaps are designated as fair value hedge accounting and, as a result, the interest rate risk of the credit operations is marked to market against profit or loss. As presented in Note 6.1.5.2, the portfolio is dynamically managed, with swap positions adjusted to reflect changes, including prepayment risk.

Schedule of Loans and Financing
Total outstanding of the contract whenever the clients default on an installment:

	December 31, 2025			December 31, 2024
	Merchant portfolio	Credit card	Total	Merchant portfolio	Credit card	Total

Balances not overdue	2,243,458	262,358	2,505,816	1,006,335	108,930	1,115,265
Balances overdue by
≤ 15 days	52,602	4,503	57,105	17,462	1,390	18,852
15 < 30 days	25,599	3,115	28,714	7,054	676	7,730
31 < 60 days	57,930	3,768	61,698	13,521	865	14,386
61 < 90 days	31,944	3,162	35,106	7,121	647	7,768
91 < 180 days	58,143	7,875	66,018	17,637	1,078	18,715
181 < 360 days	70,994	10,823	81,817	24,345	570	24,915
	297,212	33,246	330,458	87,140	5,226	92,366

Credit portfolio, gross	2,540,670	295,604	2,836,274	1,093,475	114,156	1,207,631
6.6.2. Aging by maturity

	December 31, 2025			December 31, 2024
	Merchant portfolio	Credit card	Total	Merchant portfolio	Credit card	Total

Installments not overdue
≤ 15 days	65,395	72,865	138,260	23,083	30,638	53,721
15 < 30 days	122,648	53,381	176,029	36,917	20,075	56,992
31 < 60 days	208,168	47,374	255,542	99,015	19,492	118,507
61 < 90 days	246,118	29,560	275,678	107,068	12,334	119,402
91 < 180 days	567,252	42,860	610,112	268,770	19,019	287,789
181 < 360 days	721,953	25,975	747,928	354,807	10,043	364,850
361 < 720 days	403,906	1,156	405,062	148,084	6	148,090
> 720 days	102,000	—	102,000	25,237	—	25,237
	2,437,440	273,171	2,710,611	1,062,981	111,607	1,174,588
Installments overdue by
≤ 15 days	13,714	2,297	16,011	2,561	514	3,075
15 < 30 days	10,513	1,705	12,218	4,170	211	4,381
31 < 60 days	14,353	2,357	16,710	4,614	512	5,126
61 < 90 days	13,716	2,180	15,896	3,865	344	4,209
91 < 180 days	30,079	5,831	35,910	9,091	706	9,797
181 < 360 days	20,855	8,063	28,918	6,193	262	6,455
	103,230	22,433	125,663	30,494	2,549	33,043

Credit portfolio, gross	2,540,670	295,604	2,836,274	1,093,475	114,156	1,207,631

Schedule of reconciliation of gross credit portfolio
Reconciliation of gross credit portfolio, segregated by stages:

Stage 1	December 31, 2024	Acquisition / (Settlement)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Write-off	December 31, 2025

Merchant portfolio	993,719	1,538,069	(388,599)	(40,000)	140,540	10,241	—	2,253,970
Credit card	103,301	181,263	(42,634)	(1,712)	22,307	1,085	—	263,610
	1,097,020	1,719,332	(431,233)	(41,712)	162,847	11,326	—	2,517,580

Stage 2	December 31, 2024	Acquisition / (Settlement)	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Write-off	December 31, 2025

Merchant portfolio	42,471	(22,265)	(140,540)	(172,561)	388,599	7,184	—	102,888
Credit card	8,709	4,114	(22,307)	(22,723)	42,634	522	—	10,949
	51,180	(18,151)	(162,847)	(195,284)	431,233	7,706	—	113,837

Stage 3	December 31, 2024	Acquisition / (Settlement)	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Write-off	December 31, 2025

Merchant portfolio	57,285	(4,749)	(10,241)	(7,184)	40,000	172,561	(63,860)	183,812
Credit card	2,146	(643)	(1,085)	(522)	1,712	22,723	(3,286)	21,045
	59,431	(5,392)	(11,326)	(7,706)	41,712	195,284	(67,146)	204,857

Consolidated 3 stages	December 31, 2024	Write-off	Acquisition / (Settlement)	December 31, 2025

Merchant portfolio	1,093,475	(63,860)	1,511,055	2,540,670
Credit card	114,156	(3,286)	184,734	295,604
	1,207,631	(67,146)	1,695,789	2,836,274

Stage 1	December 31, 2023	Acquisition / (Settlement)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	296,282	791,295	(125,424)	(7,276)	37,116	1,726	—	993,719
Credit card	3,131	110,119	(11,679)	(472)	1,960	242	—	103,301
	299,413	901,414	(137,103)	(7,748)	39,076	1,968	—	1,097,020

Stage 2	December 31, 2023	Acquisition / (Settlement)	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	12,195	940	(37,116)	(59,832)	125,424	860	—	42,471
Credit card	—	703	(1,960)	(1,768)	11,679	55	—	8,709
	12,195	1,643	(39,076)	(61,600)	137,103	915	—	51,180

Stage 3	December 31, 2023	Acquisition / (Settlement)	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Write-off	December 31, 2024

Merchant portfolio	1,200	(1,111)	(1,726)	(860)	7,276	59,832	(7,326)	57,285
Credit card	—	203	(242)	(55)	472	1,768	—	2,146
	1,200	(908)	(1,968)	(915)	7,748	61,600	(7,326)	59,431

Consolidated 3 stages	December 31, 2023	Write-off	Acquisition / (Settlement)	December 31, 2024

Merchant portfolio	309,677	(7,326)	791,124	1,093,475
Credit card	3,131	—	111,025	114,156
	312,808	(7,326)	902,149	1,207,631

Schedule of allowance for expected credit losses of credit portfolio	Movement between stages - Allowance for expected credit losses of credit portfolio

Stage 1	December 31, 2024	(Acquisition) / Settlement	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Write-off	December 31, 2025

Merchant portfolio	(68,949)	(251,172)	194,834	27,814	(28,605)	(1,292)	—	(127,370)
Credit card	(7,805)	(34,200)	22,094	1,337	(4,707)	(296)	—	(23,577)
	(76,754)	(285,372)	216,928	29,151	(33,312)	(1,588)	—	(150,947)

Stage 2	December 31, 2024	(Acquisition) / Settlement	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Write-off	December 31, 2025

Merchant portfolio	(19,587)	13,055	28,605	124,000	(194,834)	(3,587)	—	(52,348)
Credit card	(3,870)	(635)	4,707	16,336	(22,094)	(272)	—	(5,828)
	(23,457)	12,420	33,312	140,336	(216,928)	(3,859)	—	(58,176)

Stage 3	December 31, 2024	(Acquisition) / Settlement	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Write-off	December 31, 2025

Merchant portfolio	(42,717)	(35,471)	1,292	3,587	(27,814)	(124,000)	63,860	(161,263)
Credit card	(1,584)	(3,893)	296	272	(1,337)	(16,336)	3,286	(19,296)
	(44,301)	(39,364)	1,588	3,859	(29,151)	(140,336)	67,146	(180,559)

Consolidated 3 stages	December 31, 2024	(Acquisition) / Settlement	Write-off	December 31, 2025

Merchant portfolio	(131,253)	(273,588)	63,860	(340,981)
Credit card	(13,259)	(38,728)	3,286	(48,701)
	(144,512)	(312,316)	67,146	(389,682)

Stage 1	December 31, 2023	(Acquisition) / Settlement	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	(57,576)	(55,539)	43,623	5,097	(4,389)	(165)	—	(68,949)
Credit card	(200)	(12,765)	5,156	403	(372)	(27)	—	(7,805)
	(57,776)	(68,304)	48,779	5,500	(4,761)	(192)	—	(76,754)

Stage 2	December 31, 2023	(Acquisition) / Settlement	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	(3,445)	(18,465)	4,389	41,884	(43,623)	(327)	—	(19,587)
Credit card	—	(372)	372	1,311	(5,156)	(25)	—	(3,870)
	(3,445)	(18,837)	4,761	43,195	(48,779)	(352)	—	(23,457)

Stage 3	December 31, 2023	(Acquisition) / Settlement	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Write-off	December 31, 2024

Merchant portfolio	(840)	(2,714)	165	327	(5,097)	(41,884)	7,326	(42,717)
Credit card	—	78	27	25	(403)	(1,311)	—	(1,584)
	(840)	(2,636)	192	352	(5,500)	(43,195)	7,326	(44,301)

Consolidated 3 stages	December 31, 2023	(Acquisition) / Settlement	Write-off	December 31, 2024

Merchant portfolio	(61,861)	(76,718)	7,326	(131,253)
Credit card	(200)	(13,059)	—	(13,259)
	(62,061)	(89,777)	7,326	(144,512)

Disclosure of deposits from retail clients [Table Text Block]

	December 31, 2025	December 31, 2024

Deposits from retail clients	1,543,359	8,274,868
Deposits in payment accounts	994,878	7,633,683
Deposits in accounts of record (a)	548,481	641,185
Time deposits from retail clients (b) (c)	9,547,626	429,941
	11,090,985	8,704,809

(a)This includes balances and transaction values in transit (register accounts) relating to sub-acquirer operations.
(b)Since the first quarter of 2025, balances held in payment accounts are eligible to be automatically invested daily in Time Deposits issued by Stone SCFI. In addition, Stone SCFI also started to issue time deposits held by multiple counterparties, further detailed in Note 6.8.3.
(c)Deposit interest rates are set as % of the CDI and are applied daily or monthly from the deposit date, following a FIFO (First In, First Out) method.

Disclosure of composition of financial liabilities [Table Text Block]
The table below presents the composition of financial liabilities other than Retail deposits:

	Average annual interest rate %	Earliest original date of issuance	Original maturity	Current portion	Non-current portion	December 31, 2025

Bonds (6.8.4.1)	3.95% USD	Jun/21	Jun/28	2,043	1,118,724	1,120,767
Debentures (6.8.4.2)	CDI (a) + 1.75%	Nov/23	Oct/26	393,779	—	393,779
Financial bills (6.8.4.3)	CDI + 0.59% to CDI + 0.90%	Jun/24	Jun/26 up to Sep/29	2,249,562	3,171,183	5,420,745
Total debentures, financial bills and commercial papers				2,643,341	3,171,183	5,814,524
Obligations to open-end FIDC quota holders (6.8.4.5)	CDI + 0.15%	Jul/23	Not applicable	434,950	—	434,950
Time deposits (6.8.4.6)	100% of CDI to 110% of CDI	Jul/24	Jan/26 up to Sep/27	2,696,980	288,255	2,985,235
Total institutional deposits and marketable debt securities				5,777,314	4,578,162	10,355,476

Obligations to closed-end FIDC quota holders (6.8.4.7)	12.75%	Jan/24	Jan/31	—	2,196,269	2,196,269
Bank borrowings and working capital facilities (6.8.4.8)	CDI + 0.75% to CDI + 1.68%	Dec/24	Feb/26 up to Aug/28	2,839,354	2,021,586	4,860,940
Leases (6.8.4.9)	105.1% to 151.8% of CDI	Not applicable	Jan/26 up to Jun/33	27,091	142,289	169,380
Total other debt instruments				2,866,445	4,360,144	7,226,589

	Average annual interest rate %	Earliest original date of issuance	Original maturity	Current portion	Non-current portion	December 31, 2024

Bonds (6.8.4.1)	3.95% USD	Jun/21	Jun/28	2,299	1,255,963	1,258,262
Debentures (6.8.4.2)	CDI (a) + 1.75%	Nov/23	Oct/26	23,657	999,538	1,023,195
Financial bills (6.8.4.3)	CDI + 0.68% to CDI + 0.90%	Jun/24	Jun/26 up to Nov/28	—	2,954,374	2,954,374
Receivables backed securities (6.8.4.4)	CDI + 1.30%	Sep/23	Sep/26	2,250	99,447	101,697
Total debentures, financial bills and commercial papers				25,907	4,053,359	4,079,266
Obligations to open-end FIDC quota holders (6.8.4.5)	CDI + 0.40%	Jul/23	Not applicable	418,324	—	418,324
Time deposits (6.8.4.6)	CDI + 0.25% to 110% of CDI	May/24	Jan/25 up to Jun/26	2,619,469	120,641	2,740,110
Total institutional deposits and marketable debt securities				3,065,999	5,429,963	8,495,962
Obligations to closed-end FIDC quota holders (6.8.4.7)	12.75%	Jan/24	Jan/31	—	1,988,645	1,988,645
Bank borrowings and working capital facilities (6.8.4.8)	CDI + 0.75% to CDI + 1.74%	Jan/24	Jan/25 up to Dec/27	1,853,944	310,386	2,164,330
Leases (6.8.4.9)	105.1% to 151.8% of CDI	Not applicable	Jan/25 up to Jun/29	49,896	197,108	247,004
Total other debt instruments				1,903,840	2,496,139	4,399,979

(a)     “CDI” Rate (Brazilian Certificado de Depósito Interbancário), which is an average of interbank overnight rates in Brazil. The average rate of December 31, 2025 was 14.26% (2024 – 10.83%).

Disclosure of changes of financial liabilities [Table Text Block]
The table below presents the movement of financial liabilities other than Retail deposits:

	December 31, 2024	Additions	Disposals	Payment of principal	Payment of interest	Changes in exchange rates	Fair value adjustment	Interest	Transfer to liabilities associated with assets held for sale (Note 1.1.2)	December 31, 2025

Bonds	1,258,262	—	—	—	(52,222)	(143,124)	—	57,851	—	1,120,767
Debentures, financial bills and commercial papers (a) (d)	4,079,266	1,979,045	—	(718,472)	(263,520)	—	—	738,205	—	5,814,524
Time deposits (b)	2,740,110	4,156,427	—	(4,006,007)	(313,585)	—	—	408,290	—	2,985,235
Obligations to open-end FIDC quota holders	418,324	61,309	—	(97,829)	(3,451)	—	—	56,597	—	434,950
Institutional deposits and marketable debt securities	8,495,962	6,196,781	—	(4,822,308)	(632,778)	(143,124)	—	1,260,943	—	10,355,476

Current	3,065,999									5,777,314
Non-current	5,429,963									4,578,162

Obligations to closed-end FIDC quota holders (c)	1,988,645	18,312	—	—	(285,352)	—	187,209	287,455	—	2,196,269
Bank borrowings and working capital facilities	2,164,330	6,097,214	—	(3,247,016)	(168,084)	(192,207)	—	206,703	—	4,860,940
Leases	247,004	61,455	(34,473)	(79,689)	(19,283)	(3,548)	—	19,283	(21,369)	169,380
Other debt instruments	4,399,979	6,176,981	(34,473)	(3,326,705)	(472,719)	(195,755)	187,209	513,441	(21,369)	7,226,589

Current	1,903,840									2,866,445
Non-current	2,496,139									4,360,144

(a)On June 19, 2024 the subsidiary Stone SCFI concluded its first issuance of financial bills. After this, Stone SCFI has started the issuance of private financial bills. The principal and interest of all issuances are mainly paid at the maturity indexed to CDI rate.
(b)In the second quarter of 2024, Stone SCFI started the issuance of Time deposits, representing the first issuance of interest bearing deposits following the authorization granted by BACEN to start operations earlier in 2024. The certificates are held by multiple counterparties and maturities up to September 2027. The principal and interest of this type of issuance are mainly paid at the maturity indexed to CDI rate.
(c)This note covers the closed-end FIDC ACR I.
(d)During the third quarter of 2025, the Company continued to execute its liability management strategy aimed at optimizing its capital structure and reducing funding costs. As part of these initiatives, the Company fully prepaid its outstanding Receivables backed securities (“CRI”) and completed a tender offer in which approximately 62% of the outstanding debentures issued by MNLT were repurchased.

	December 31, 2023	Additions	Disposals	Payment of principal	Payment of interest	Changes in exchange rates	Fair value adjustment	Interest	December 31, 2024

Bonds	2,402,698	—	—	(1,610,349)	(141,298)	520,419	—	86,792	1,258,262
Debentures, financial bills and commercial papers	1,116,252	2,884,768	—	—	(172,598)	—	—	250,844	4,079,266
Time deposits	—	3,564,387	—	(889,077)	(22,876)	—	—	87,676	2,740,110
Obligations to open-end FIDC quota holders	452,128	136,782	—	(214,148)	(12,229)	—	—	55,791	418,324
Institutional deposits and marketable debt securities	3,971,078	6,585,937	—	(2,713,574)	(349,001)	520,419	—	481,103	8,495,962

Current	475,319								3,065,999
Non-current	3,495,759								5,429,963

Obligations to closed-end FIDC quota holders	53,103	2,325,984	—	(50,000)	(149,468)	—	(437,347)	246,373	1,988,645
Bank borrowings and working capital facilities	1,321,348	3,671,737	—	(2,999,824)	(124,490)	157,832	—	137,727	2,164,330
Leases	173,683	140,784	(4,623)	(68,971)	(14,292)	6,132	—	14,291	247,004
Other debt instruments	1,548,134	6,138,505	(4,623)	(3,118,795)	(288,250)	163,964	(437,347)	398,391	4,399,979

Current	1,404,678								1,903,840
Non-current	143,456								2,496,139

Schedule of Derivative financial instruments, net

	December 31, 2025
	Notional amount	Asset (fair value)	Liabilities (fair value)	Net

Cash flow hedge
Cross-currency interest rate swap	2,772,711	10,524	(73,953)	(63,429)
Fair value hedge
Interest rate swap	4,539,558	2,083	(139,577)	(137,494)
Cross-currency interest rate swap	3,868,296	—	(6,622)	(6,622)
Economic hedge
Non-Deliverable Forward ("NDF")	422,085	50,717	(49,954)	763
Interest rate swap	14,912,100	4,574	(931)	3,643
M&A derivatives
Call options	—	2,120	—	2,120
Total	26,514,750	70,018	(271,037)	(201,019)

Current				(36,317)
Non-current				(164,702)

	December 31, 2024
	Notional amount	Asset (fair value)	Liabilities (fair value)	Net

Cash flow hedge
Cross-currency interest rate swap	3,994,559	214,169	—	214,169
Fair value hedge
Interest rate swap	2,837,758	5,373	(281,177)	(275,804)
Economic hedge
NDF	15,359	1,784	(9,578)	(7,794)
Interest rate swap	8,008,992	36,249	(1,015)	35,234
M&A derivatives
Call options	—	2,613	—	2,613
Total	14,856,668	260,188	(291,770)	(31,582)

Current				146,221
Non-current				(177,803)

Breakdown by maturity of the notional amounts and fair values of derivative financial instruments used for hedging purposes [Table Text Block]
The table below shows the breakdown by maturity of the notional amounts and fair values of derivative financial instruments used for hedging purposes:

	December 31, 2025
	Less than 3 months	3 to 12 months	More than 12 months	Total

Notional
Cross-currency interest rate swap	288,940	2,496,356	3,855,711	6,641,007
Interest rate swap	9,438,800	6,472,000	3,540,858	19,451,658
NDF	422,085	—	—	422,085
Total	10,149,825	8,968,356	7,396,569	26,514,750

Asset (fair value)
Cross-currency interest rate swap	—	—	10,524	10,524
Interest rate swap	1,529	4,188	940	6,657
NDF	50,717	—	—	50,717
Liability (fair value)
Cross-currency interest rate swap	(38,102)	(5,039)	(37,434)	(80,575)
Interest rate swap	(1,186)	(590)	(138,732)	(140,508)
NDF	(49,954)	—	—	(49,954)
Net	(36,996)	(1,441)	(164,702)	(203,139)

	December 31, 2024
	Less than 3 months	3 to 12 months	More than 12 months	Total

Notional
Cross-currency interest rate swap	—	1,510,788	2,483,771	3,994,559
Interest rate swap	2,129,636	6,127,456	2,589,658	10,846,750
NDF	15,359	—	—	15,359
Total	2,144,995	7,638,244	5,073,429	14,856,668

Asset (fair value)
Cross-currency interest rate swap	—	115,368	98,801	214,169
Interest rate swap	8,037	29,012	4,573	41,622
NDF	1,784	—	—	1,784
Liability (fair value)
Interest rate swap	—	(1,015)	(281,177)	(282,192)
NDF	(9,578)	—	—	(9,578)
Net	243	143,365	(177,803)	(34,195)

Schedule of Risk Assessment, Value-at-Risk and Scenario Analysis
The Group manages and monitors its primary market risk factors - Interest Rate Risk and Exchange Rate Risk - using Value-at-Risk ("VaR”) and/or Stress Testing methodologies.
The Group employs these methodologies to quantify how market variables would potentially impact the Group’s financial statements.

Risk Factor	Asset/ Liability	Risk Measure	Horizon	Value
Interest rates	Accounts receivables from card issuers, Credit portfolio, Accounts payables to clients and interest rate swaps	VaR	1 day	R$509
		Historical Stress Test(a)	1 day	R$ 5,576
Foreign currency exchange	USD denominated asset/liabilities/derivatives	Historical Stress Test(b)	2 days	R$60

For comparison purposes:
(a) The interest rate risk stress test on December 31, 2024 was R$2,906
(b) The foreign currency exchange risk stress test amounted to R$288 as of December 31, 2024. Although VaR is no longer utilized for foreign currency risk management as of December 31, 2025, the figure for comparison purposes would be R$34.    .

Schedule of liquidity risk of financial instruments

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

December 31, 2025
Retail deposits	11,090,985	—	—	—
Accounts payable to clients	18,081,964	72,383	—	—
Trade accounts payable	848,341	—	—	—
Institutional deposits and marketable debt securities	5,777,808	3,793,314	1,151,674	—
Other debt instruments	3,022,579	3,460,090	1,231,999	2,558,497
Other liabilities	215,497	264,293	—	—
	39,037,174	7,590,080	2,383,673	2,558,497

December 31, 2024
Retail deposits	8,704,809	—	—	—
Accounts payable to clients	17,756,720	50,674	—	—
Trade accounts payable	672,184	—	—	—
Institutional deposits and marketable debt securities	3,068,186	4,680,530	1,366,089	—
Other debt instruments	1,939,982	626,789	954,211	2,774,095
Other liabilities	281,073	236,822	—	—
	32,422,954	5,594,815	2,320,300	2,774,095

Disclosure of financial assets by category [Table Text Block]

	Amortized cost	FVPL	FVOCI	Total

December 31, 2025
Short and Long-term investments	—	1,143,722		1,143,722
Financial assets from banking solutions	1,855,796	—	—	1,855,796
Accounts receivable from card issuers	—	—	41,421,964	41,421,964
Trade accounts receivable	244,375	—	—	244,375
Credit portfolio(a)	2,446,816	—	—	2,446,816
Derivative financial instruments(b)	—	70,018	—	70,018
Other assets	139,128	—	—	139,128
	4,686,115	1,213,740	41,421,964	47,321,819

December 31, 2024
Short and Long-term investments	—	550,503	—	550,503
Financial assets from banking solutions	8,805,882	—	—	8,805,882
Accounts receivable from card issuers	9,492	—	29,338,573	29,348,065
Trade accounts receivable	416,103	—	—	416,103
Credit portfolio(a)	1,063,119	—	—	1,063,119
Derivative financial instruments(b)	—	260,188	—	260,188
Receivables from related parties	613	—	—	613
Other assets	109,881	—	—	109,881
	10,405,090	810,691	29,338,573	40,554,354

(a)As of December 31,2025, a portion of the credit portfolio totaling R$ 1,413,600 (December 31, 2024 R$ 511,800) was designated as the hedged item in a fair value hedge. Therefore, the carrying amount includes the change in fair value of the hedged portfolio attributed to changes in the designated hedged risk
(b)Derivative financial instruments as of December 31, 2025 of R$ 63,429 (2024 – R$ R$ 214,169) were designated as cash flow hedge accounting. Therefore, the effective portion of the hedge is accounted in OCI.

Disclosure of financial liabilities by category [Table Text Block]

	Amortized cost	FVPL	Total

December 31, 2025
Retail deposits	11,090,985	—	11,090,985
Accounts payable to clients	18,154,347	—	18,154,347
Trade accounts payable	848,341	—	848,341
Institutional deposits and marketable debt securities	10,355,476	—	10,355,476
Other debt instruments	479,898	6,746,691	7,226,589
Derivative financial instruments (a)	—	271,037	271,037
Other liabilities	249,052	230,738	479,790
	41,178,099	7,248,466	48,426,565

December 31, 2024
Retail deposits	8,704,809	—	8,704,809
Accounts payable to clients	17,807,394	—	17,807,394
Trade accounts payable	672,184	—	672,184
Institutional deposits and marketable debt securities	8,495,962		8,495,962
Other debt instruments	2,411,334	1,988,645	4,399,979
Derivative financial instruments(a)	—	291,770	291,770
Other liabilities	316,700	201,195	517,895
	38,408,383	2,481,610	40,889,993

(a) Derivative financial instruments as of December 31, 2025 of R$ 73,953 (December 31, 2024 – R$ nil) were designated as cash flow hedging instruments, and therefore the effective portion of the hedge is accounted for in OCI.

Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Details)
The following table presents an analysis of financial instruments measured at fair value by fair value hierarchy level:

	December 31, 2025		December 31, 2024
	Fair value	Hierarchy level	Fair value	Hierarchy level

Assets measured at fair value
Short and Long-term investments (a) (b)	1,143,722	I /II	550,503	I /II
Accounts receivable from card issuers (c)	41,421,964	II	29,338,573	II
Derivative financial instruments (d)	70,018	II	260,188	II
	42,635,704		30,149,264

Liabilities measured at fair value
Other debt instruments (e)	6,746,691	II	1,988,645	II
Derivative financial instruments (d)	271,037	II	291,770	II
Other liabilities (f) (g)	230,738	III	201,195	III
	7,248,466		2,481,610

(a)Listed securities are classified as Level I and unlisted securities classified as Level II, determining fair value using valuation techniques, which employ the use of market observable inputs.
(b)Sovereign bonds are priced using quotations from Anbima public pricing method.
(c)For Accounts receivable from card issuers measured at FVOCI, fair value is estimated by discounting future cash flows using market rates for similar items.
(d)The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. Derivative financial instruments are valued using valuation techniques, which employ the use of observable market inputs.
(e)For Other debt instruments, fair value is estimated by discounting future cash flows using contract rates for funding items, and the market value of senior quota liabilities.
(f)These are contingent considerations included in Other liabilities arising on business combinations that are measured at FVPL. Fair values are estimated in accordance with pre-determined formula explicit in the contracts with selling shareholders. The significant unobservable inputs used in the fair value measurement of contingent consideration categorized as Level III of the fair value hierarchy are based on projections of revenue, net debt, number of clients, net margin and the discount rates used to evaluate the liability.
(g)The Group issued put options for Reclame Aqui’s non-controlling interests, in the 2022 business combination. For the non-controlling shareholder amounts the Group has elected as an accounting policy that the put options derecognize the non-controlling interests at each reporting date as if it was acquired at that date and recognize a financial liability at the present value of the amount payable on exercise of the non-controlling interests put option. The difference between the financial liability and the non-controlling interests derecognized at each period is recognized as an equity transaction. The amount of R$ 170,299 was recorded in the consolidated statement of financial position as of December 31, 2025 (2024 - R$ 151,606).

Schedule of Adjusted Net Cash (Details)
The adjusted net cash as of December 31, 2025 and 2024 was as follows:

	December 31, 2025 Continuing Operations	December 31, 2024 Consolidated Operations

Cash and cash equivalents	4,821,703	5,227,654
Short-term investments	1,119,136	517,874
Financial assets from banking solutions	1,855,796	8,805,882
Accounts receivable from card issuers	41,421,964	29,348,065
Derivative financial instruments (a)	67,898	257,575
Adjusted cash	49,286,497	44,157,050

Retail deposits	(11,090,985)	(8,704,809)
Accounts payable to clients	(18,154,348)	(17,807,394)
Institutional deposits and marketable debt securities	(10,355,476)	(8,495,962)
Other debt instruments (b)	(7,057,208)	(4,152,975)
Derivative financial instruments	(271,037)	(291,770)
Adjusted debt	(46,929,054)	(39,452,910)

Adjusted net cash	2,357,443	4,704,140

(a)Refers to economic hedge of cash and cash equivalents and short-term investments denominated in U.S. dollars, and excludes the effects of call options.
(b)Other debt instruments exclude the effects of leases liabilities recognized under IFRS 16.

Disclosure of financial assets [text block]

(a)Fair Value through Profit or Loss (“FVPL”). (b)Fair Value through Other Comprehensive Income (“FVOCI”).
Disclosure of the funding strategy including different financial liabilities of the Financial services segment [Table Text Block]

Line item presented in the statement of financial position	Description of the related business activity	Basis of measurement	Line item of the statement of profit (loss) or statement of other comprehensive income (loss) where results generated are presented

Retail deposits	Amounts held by banking customers on their payment accounts and time deposits to retail clients. The amounts held by banking customers generally do not result in the recognition of gain or losses	Amortized cost	Interest expense - Financial expenses, net
Accounts payable to clients	Amounts payable to merchants for transactions for acquiring business processes. The balances do not carry interest. Amounts may be early redeemed of the contractual due date at a discount	Amortized cost	Gain from the prepayment of payables at a discount - Financial income
Trade accounts payable	Corresponds to payments for payment scheme networks and suppliers	Amortized cost	Transaction and customer service costs, third-party services and facilities expenses - Cost of services, Administrative expenses and Selling expenses
Institutional deposits and marketable debt securities	Financing from time deposits and debt securities, including FIDC quotas, when consolidated entities	Amortized cost	Interest expense - Financial expenses, net Foreign exchange gain or losses - Financial expenses, net
Other debt instruments	Financing obtained from third parties, leasing and other debt instruments	Amortized cost and FVPL	Interest expense - Financial expenses, net Foreign exchange gain or losses - Financial expenses, net Fair value gain or losses - Financial expenses, net.
Derivative financial instruments liabilities	Corresponds to derivatives entered into to manage the financial risks (mainly interest rate and foreign exchange) inherent to the acquiring business and related to the funding structure	FVPL	Fair value gain or losses - Financial expenses, net, except for those designated as hedge accounting
Ineffective portion of change in fair value - Financial expenses, net
Effective portion of change in fair value once reclassified from OCI - Financial expenses, net

Other liabilities - contingent consideration	Corresponds to contingent payments from business combinations	FVPL	Interest expenses - Financial expenses, net Fair value gain or losses - Other income (expenses), net

Book value and fair value comparison
The table below presents a comparison of the book value and fair value of the financial instruments of the Group, other than those with carrying amounts that reasonably approximate fair values:

	December 31, 2025		December 31, 2024
	Book value	Fair value	Book value	Fair value

Financial assets
Credit portfolio	2,446,816	2,439,204	1,063,119	1,063,362
	2,446,816	2,439,204	1,063,119	1,063,362
Financial liabilities
Accounts payable to clients	18,154,348	16,774,075	17,807,394	16,857,591
Institutional deposits and marketable debt securities	10,355,476	10,098,587	8,495,963	8,380,224
Other debt instruments	311,916	306,875	168,118	167,778
	28,821,740	27,179,537	26,471,475	25,405,593